Organization and Principal Activities - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Lion Financial Group Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jun. 16, 2015
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
Lion Wealth Management Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	Feb. 16, 2017
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
Lion Investment (Hong Kong) Limited (F/K/A Lion Foreign Exchange Limited) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Dormant
Lion Wealth Limited (“LWL”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 04, 2018
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Marketing and support service
Lion Brokers Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	Mar. 30, 2017
Place of incorporation or establishment	Cayman Islands
Ownership interest	100.00%
Principal activities	Broker dealer and market maker
Lion International Financial (Singapore) Pte. LTD. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jul. 26, 2019
Place of incorporation or establishment	Singapore
Ownership interest	100.00%
Principal activities	Dormant
Lion Group North America Corp. (F/K/A Proficient Alpha Acquisition Corp.) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jun. 16, 2020
Place of incorporation or establishment	Nevada, USA
Ownership interest	100.00%
Principal activities	Dormant
Lion Workshop Ltd. (F/K/A Skyline Legend Ltd.) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	Apr. 26, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Dormant
Lion NFT Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	May 07, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment and innovation in digital assets
Flying Lion Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jun. 17, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	70.00%
Principal activities	Investment and innovation in digital assets
Aquarius Sponsor Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	Apr. 12, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	51.00%
Principal activities	Investment holding
Aquarius II Sponsor Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	May 04, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	51.00%
Principal activities	Investment holding
Aquarius I Acquisition Corp. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	Apr. 15, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	94.00%
Principal activities	Special purpose acquisition company
Aquarius II Acquisition Corp. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	May 05, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	93.00%
Principal activities	Special purpose acquisition company
Lion Metaverse Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 26, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	50.00%
Principal activities	Technology development
Lion Global Markets Trading Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or acquisition	Nov. 28, 2025
Place of incorporation or establishment	Cayman Islands
Ownership interest	100.00%
Principal activities	Investment and innovation in digital assets